--------------------------------------------------------------------------------
                                   LKCM FUND
                                 P.O. BOX 2798
                             BOSTON, MA 02208-2798


--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Luther King                  John M. Corcoran
Chairman of the Board,       Assistant Treasurer
President
                             Raymond H. Edelman
H. Kirk Downey               Assistant Treasurer
Trustee
                             Karl O. Hartman
Earle A. Shields, Jr.        Assistant Secretary
Trustee

David D. May
Vice President, Treasurer
and Secretary

--------------------------------------------------------------------------------

INVESTMENT ADVISER

 Luther King Capital Management Corp.
 301 Commerce Street, Suite 1600
 Fort Worth, TX 76102

--------------------------------------------------------------------------------

ADMINISTRATOR

 Chase Global Funds Services Company
 73 Tremont Street, Boston, MA 02108-3913

--------------------------------------------------------------------------------

CUSTODIAN

 The Chase Manhattan Bank, N.A.
 770 Broadway, New York, NY 10003-9598

--------------------------------------------------------------------------------

LEGAL COUNSEL

 Gardere & Wynne
 3000 Thanksgiving Tower Dallas, TX 75201

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS

 Deloitte & Touche LLP
 125 Summer Street
 Boston, MA 02110

--------------------------------------------------------------------------------

DISTRIBUTOR

 San Jacinto Securities, Inc.
 5949 Sherry Lane, Suite 960
 Dallas, TX 75225

--------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

                                   LKCM FUND

--------------------------------------------------------------------------------

                                  LKCM SMALL
                                  CAP EQUITY
                                   PORTFOLIO

--------------------------------------------------------------------------------


                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 1995

                                   LKCM FUND
                             ---------------------
                             ---------------------

DEAR SHAREHOLDERS:

  We are pleased to report the following performance information for the LKCM Small Cap Equity Portfolio (the "Fund"):

                                                                                AVERAGE
                                TOTAL                                         ANNUALIZED
                TOTAL        RETURN SINCE        TOTAL                       TOTAL RETURN
NET ASSET   RETURN FOR THE    INCEPTION      RETURN FOR THE     ONE YEAR    SINCE INCEPTION
VALUE AT   SIX MONTH PERIOD (7/14/94) THRU PERIOD FROM 1/1/95 TOTAL RETURN  (7/14/94) THRU
10/31/95    ENDED 10/31/95     10/31/95       TO 10/31/95     ENDED 9/30/95     9/30/95
---------  ---------------- -------------- ------------------ ------------- ---------------
 $12.78        11.32%**        27.80%**         21.71%**        24.79%**       25.75%**

  We would also like to announce the introduction of a convenient toll free number to reach us with any of your questions or comments. The number is 1-800/688-LKCM (5526).

  The leadership in the market continues to be driven by stocks of larger companies. Over the past eighteen months, small stocks as measured by the Russell 2000 Index, have underperformed large stocks as measured by the Standard and Poor's 500 Index, by more than 9%. This is especially significant when compared with historical data in which stocks of small companies have outperformed stocks of larger companies by over 2% per year on average. We would expect this divergence to correct back to the historical normal returns; therefore, we view this as an opportunity for the shareholders of this Fund.

  Small companies are relatively inexpensive when compared with large companies in terms of valuation parameters such as price/earnings and price/cash flow. Stocks of small companies may also benefit from a proposed tax cut, which would increase the premium investors will pay for smaller, faster growing companies relative to larger companies. The Fund has a large percentage of its investments in companies based in the Southwest, which we believe offers a unique opportunity to investors to participate in a faster growing segment of the national economy.

  The total net asset value of the Fund as of October 31, 1995, was $112,245,000 of which $92,057,000 was invested in common stocks and $17,988,000 in short term interest-bearing securities. The Fund has a diversified list of companies operating in many different industries. The retail sector of the Fund represents 5.4% of the total net assets and is a sector that has been out of favor with Wall Street investors, which we believe may be an opportunity for the Fund in the future. The largest industry holdings were health care, 16.0%, energy, 10.5%, and financial services, 8.4%. We continue to evaluate the market for new company and industry investment opportunities.

  We appreciate the confidence you have placed in us, and we welcome any comments or questions you may have.

                                                         Regards,


                                                         /s/ Luther King

                                                         November 29, 1995

** Total return reflects expenses waived and reimbursed by the Adviser. Without such waivers or reimbursement, total return would be lower. Past performance is not predictive of future performance. Your investment return and principal value will fluctuate, thus when shares are redeemed, they may be worth more or less than their original cost.

STATEMENT OF NET ASSETS
October 31, 1995 (Unaudited)

                                                                         VALUE
                                                                SHARES   (000)+
--------------------------------------------------------------------------------
 COMMON STOCKS (82.0%)
--------------------------------------------------------------------------------
 BASIC RESOURCES (5.5%)
  Freeport McMoRan, Inc. .....................................   50,166 $  1,875
  Longview Fibre Co. .........................................   55,000      797
  Mississippi Chemical Corp. .................................   50,000    1,206
  Reliance Steel & Aluminum Co. ..............................   35,000      582
  Vigoro Group................................................   40,000    1,735
                                                                        --------
                                                                           6,195
                                                                        --------
--------------------------------------------------------------------------------
 CONSUMER & COMMERCIAL SERVICES (7.2%)
  AMP, Inc. ..................................................   40,000    1,570
 *Carmike Cinemas, Inc. Class A...............................   60,200    1,257
 *Kent Electronics Corp. .....................................   52,050    2,537
  National Service Industries, Inc. ..........................   41,300    1,229
  Olsten Corp. ...............................................   10,000      385
  Premier Industrial Corp. ...................................   45,000    1,119
                                                                        --------
                                                                           8,097
                                                                        --------
--------------------------------------------------------------------------------
 CONSUMER DURABLES (3.4%)
  Centex Corp. ...............................................   50,000    1,637
  Justin Industries, Inc. ....................................  110,000    1,100
  TJ International, Inc. .....................................   60,000    1,039
                                                                        --------
                                                                           3,776
                                                                        --------
--------------------------------------------------------------------------------
 ENERGY (10.5%)
  Arethusa (Off Shore) Ltd. ..................................   50,000      969
 *Brown (Tom), Inc. ..........................................   23,000      256
  Cairn Energy USA, Inc. .....................................  106,000    1,272
 *Coda Energy, Inc. ..........................................  200,000    1,500
  Diamond Offshore Drilling, Inc. ............................   40,000      995
  Falcon Drilling Co., Inc. ..................................   67,500      700
 *Hornbeck Offshore Services, Inc. ...........................   86,200    1,261
 *ICO, Inc. ..................................................  169,300      804
 *Nabors Industries, Inc. ....................................   50,000      431
  Noble Affiliates, Inc. .....................................   60,000    1,485
 *Noble Drilling Corp. .......................................  140,000      980
 *Parallel Petroleum Corp. ...................................  120,000      225
  Western Gas Resources, Inc. ................................   55,000      859
                                                                        --------
                                                                          11,737
                                                                        --------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

October 31, 1995 (Unaudited)

                                                                         VALUE
                                                                SHARES   (000)+
--------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
 ENVIRONMENT (0.8%)
 *U.S. Filter Corp............................................   40,000 $    930
                                                                        --------
--------------------------------------------------------------------------------
 FINANCIAL SERVICES (8.4%)
  Atlantic Gulf Communities Corp. ............................   87,000      598
 *Capsure Holdings Corp. .....................................   81,700    1,113
  Crescent Real Estate Equities, Inc. ........................   40,000    1,280
  Cullen/Frost Bankers, Inc. .................................   25,000    1,275
  First Victoria National Bank................................    9,000      201
  Gainsco, Inc. ..............................................   60,637      523
  Greenpoint Financial Corp. .................................   25,000      675
  Life Partners Group, Inc. ..................................   80,000    1,450
  Mercantile Bancorp..........................................   20,000      880
  Northern Trust Corp. .......................................   20,000      955
  Titan Holdings, Inc. .......................................   30,450      430
                                                                        --------
                                                                           9,380
                                                                        --------
--------------------------------------------------------------------------------
 HEALTH CARE (16.0%)
 *Amsco International, Inc. ..................................  161,000    2,576
  Bard (C. R.), Inc. .........................................   75,000    2,119
 *Biogen, Inc. ...............................................   15,000      919
 *Charter Medical Corp. ......................................   30,000      540
 *Emcare Holdings, Inc. ......................................   73,000    1,679
  Fisher Scientific International, Inc. ......................   35,400    1,111
 *Genzyme Corp.--General Division.............................   20,000    1,165
  Kinetic Concepts, Inc. .....................................  100,000    1,113
 *Maxxim Medical, Inc. .......................................  120,000    1,665
  OccuSystems, Inc. ..........................................   20,000      414
 *PhyCor, Inc. ...............................................   39,625    1,456
 *Scherer R.P. Corp. .........................................   20,000      890
 *Sybron International Corp. .................................   25,000    1,063
 *TECHNOL Medical Products, Inc. .............................   67,000    1,273
                                                                        --------
                                                                          17,983
                                                                        --------
--------------------------------------------------------------------------------
 HEAVY INDUSTRY/TRANSPORTATION (8.0%)
  Air Express International Corp. ............................   30,000      622
 *Covenant Transport, Inc., Class A...........................   70,000      892
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

October 31, 1995 (Unaudited)

                                                                           VALUE
                                                                  SHARES   (000)+
----------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------
 HEAVY INDUSTRY/TRANSPORTATION--(CONTINUED)
  Expeditors International of Washington, Inc. .................   16,000 $    420
 *Kirby Corp. ..................................................  205,900    3,397
  Lawson Products, Inc. ........................................   58,500    1,404
  Railtex, Inc. ................................................   87,200    1,809
 *UNC, Inc. ....................................................   86,700      499
                                                                          --------
                                                                             9,043
                                                                          --------
----------------------------------------------------------------------------------
 PUBLISHING & BROADCASTING (7.1%)
  Belo (A.H.) Corp., Class A....................................   50,000    1,731
 *Clear Channel Communications, Inc. ...........................    4,000      328
  Comcast Corp. ................................................   80,000    1,430
 *Comcast UK Cable Partners Ltd. ...............................   80,000    1,030
 *Heftel Broadcasting Corp. ....................................   76,800    1,402
 *Infinity Broadcasting Corp., Class A..........................   15,000      487
 *Jacor Communications, Inc. ...................................   13,900      212
 *Saga Communication, Inc. .....................................   27,500      433
  Thomas Nelson, Inc. ..........................................   30,000      499
  Wiley (John) & Sons, Inc., Class A............................    8,000      238
  Wireless One, Inc. ...........................................   20,000      235
                                                                          --------
                                                                             8,025
                                                                          --------
----------------------------------------------------------------------------------
 RETAIL (5.4%)
  Borders Group, Inc. ..........................................   60,000    1,027
 *Cameron Ashley, Inc. .........................................  150,000    1,162
 *Central Tractor Farm & Country, Inc. .........................   37,000      250
  Cross (A.T.) Co., Class A.....................................   38,400      547
  Gadzooks, Inc. ...............................................   30,000      555
  Haverty Furniture Co., Inc. ..................................   12,000      167
 *Tractor Supply Co. ...........................................   53,000      835
 *Whole Foods Market, Inc.. ....................................  122,000    1,495
                                                                          --------
                                                                             6,038
                                                                          --------
----------------------------------------------------------------------------------
 TECHNOLOGY (3.3%)
 *Black Box Corp. ..............................................   60,000      975
  Novadigm, Inc. ...............................................   47,500      974
  3D Systems Corp. .............................................  100,000    1,713
                                                                          --------
                                                                             3,662
                                                                          --------
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

October 31, 1995 (Unaudited)

                                                                         VALUE
                                                                SHARES   (000)+
--------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS (6.4%)
 *Airtouch Communications, Inc. ...............................  50,000 $  1,425
 *Cellular Communications, Inc. Class A........................  25,000    1,341
 *Metrocall, Inc. .............................................  75,000    1,875
 *Pronet, Inc. ................................................ 100,000    2,550
                                                                        --------
                                                                           7,191
                                                                        --------
--------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $86,418)...........................           92,057
--------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT
                                                              (000)
------------------------------------------------------------------------------
 CASH EQUIVALENTS (16.0%)
------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 The Chase Manhattan Bank, N.A. 5.60%, dated 10/31/95, due
  11/1/95, to be repurchased at $17,991, collateralized by
  $14,115 U.S. Treasury Bonds 8.875% due 8/15/17, valued
  at $18,350 (COST $17,988)................................  $17,988   17,988
------------------------------------------------------------------------------
 TOTAL INVESTMENTS (98.0%) (COST $104,406).................           110,045
------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES (2.0%)
------------------------------------------------------------------------------
 Cash..............................................................         1
 Receivable for Investments Sold...................................     3,266
 Receivable for Portfolio Shares Sold..............................        27
 Dividends Receivable..............................................        42
 Interest Receivable...............................................         3
 Other Assets......................................................        49
 Payable for Investments Purchased.................................      (914)
 Payable for Investment Advisory Fees..............................      (183)
 Payable for Administrative Fees...................................       (19)
 Other Liabilities.................................................       (72)
                                                                     --------
                                                                        2,200
------------------------------------------------------------------------------
 NET ASSETS (100%)
 Applicable to 8,785,667 outstanding shares of beneficial interest
  (unlimited authorization, no par value)..........................  $112,245
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE....................................................          $  12.78
------------------------------------------------------------------------------
------------------------------------------------------------------------------

+ See Note A to Financial Statements.
* Non-Income Producing Security.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                    SIX MONTHS
                                                                       ENDED
                                                                    OCTOBER 31,
                                                                       1995
(In Thousands)                                                      (UNAUDITED)
-------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..................................................          $  321
 Interest...................................................             394
-------------------------------------------------------------------------------
  TOTAL INCOME..............................................             715
-------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fee................................................. $ 340
  Less: Fee Waived..........................................   (42)      298
                                                             -----
 Administrative Fees--Note C................................             102
 Trustees' Fees--Note E.....................................               7
 Other Expenses.............................................              47
-------------------------------------------------------------------------------
  TOTAL EXPENSES............................................             454
-------------------------------------------------------------------------------
   NET INVESTMENT INCOME....................................             261
-------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS............................           6,306
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS........           1,660
-------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND NET CHANGE IN UNREALIZED APPRE-
 CIATION....................................................           7,966
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........          $8,227
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS
                                                                       ENDED
                                                    JULY 14, 1994** OCTOBER 31,
                                                     TO APRIL 30,      1995
(In Thousands)                                           1995       (UNAUDITED)
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income.............................     $   234      $    261
 Net Realized Gain.................................         470         6,306
 Net Change in Unrealized Appreciation.............       3,979         1,660
-------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Opera-
   tions...........................................       4,683         8,227
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular...................................      62,359        43,197
 Redeemed..........................................        (406)       (5,915)
-------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions.....      61,953        37,282
-------------------------------------------------------------------------------
 Total Increase....................................      66,636        45,509
Net Assets:
 Beginning of Period...............................         100        66,736
-------------------------------------------------------------------------------
 End of Period (2).................................     $66,736      $112,245
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
(1) Shares Issued and Redeemed:
      Shares Issued................................       5,841         3,423
      Shares Redeemed..............................         (36)         (452)
                                                        -------      --------
                                                          5,805         2,971
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
(2) Net Assets Consist of:
      Paid in Capital..............................     $62,045      $ 99,327
      Undistributed Net Investment Income..........         242           503
      Accumulated Net Realized Gain................         470         6,776
      Unrealized Appreciation......................       3,979         5,639
                                                        -------      --------
                                                        $66,736      $112,245
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

** Commencement of Operations.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                    SIX MONTHS
                                                         JULY 14,      ENDED
                                                         1994** TO  OCTOBER 31,
                                                         APRIL 30,     1995
                                                           1995     (UNAUDITED)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................   $10.00      $11.48
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income+.................................     0.04        0.02
 Net Realized and Unrealized Gain on Investments........     1.44        1.28
-------------------------------------------------------------------------------
  Total From Investment Operations......................     1.48        1.30
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........................   $11.48      $12.78
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN++..........................................    14.80%      11.32%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...................  $66,736    $112,245
Ratio of Expenses to Average Net Assets.................     1.00%*      1.00%*
Ratio of Net Investment Income to Average Net Assets....     1.15%*      0.57%*
Portfolio Turnover Rate.................................       53%         47%
-------------------------------------------------------------------------------

 * Annualized.
** Commencement of Operations.
+ Net of voluntarily waived fees and reimbursed expenses of $0.04 and $0.003 per share for the periods ended April 30, 1995 and October 31, 1995, respectively.
++ Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the periods ended April 30, 1995 and October 31, 1995.


   The accompanying notes are an integral part of the financial statements.

                                   LKCM FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  LKCM Fund (the "Fund") was established under Delaware law by a Declaration of Trust dated February 10, 1994 and is registered under the Investment Company Act of 1940 as an open-end, management investment company. The LKCM Small Cap Equity Portfolio (the "Portfolio"), a diversified portfolio of the Fund, commenced operations on July 14, 1994.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolio in the preparation of its financial statements.

  1. SECURITY VALUATION: Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sales price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify for taxation as a regulated investment company under the Internal Revenue Code so that the Portfolio will not be subject to Federal income tax to the extent it distributes its income to its shareholders.

  Paid in capital and undistributed net investment income have been adjusted for permanent book tax differences.

  At October 31, 1995, the Portfolio's cost for Federal income tax purposes was approximately $104,406,000. Unrealized appreciation for Federal income tax purposes aggregated $5,639,000 of which $8,976,000 related to appreciated securities and $3,337,000 related to depreciated securities.

  3. REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.

  4. DISTRIBUTION TO SHAREHOLDERS: The Portfolio intends to pay dividends and net capital gains distributions, if any, on an annual basis. All distributions will be recorded on ex-dividend date.

                                   LKCM FUND

  The amount and character of income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

  5. OTHER. Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized using the accrual basis.

B. ADVISORY SERVICES: Luther King Capital Management Corporation (the "Adviser"), serves as the investment adviser to the Portfolio. Under an Investment Advisory Agreement (the "Agreement"), the Adviser receives a fee calculated by applying a quarterly rate, equal on an annual basis to .75% of the Portfolio's average daily net assets for the quarter. Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and to reimburse expenses to the extent necessary to keep total operating expenses from exceeding 1.00%.

C. ADMINISTRATIVE SERVICES: Effective September 1, 1995, Chase Global Funds Services Company (the "Administrator"), an affiliate of The Chase Manhattan Bank, NA, ("Chase") and formerly Mutual Funds Service Company, provides the Portfolio with administrative, fund accounting, dividend disbursing and transfer agency services pursuant to a fund administration agreement. Effective September 1, 1995, Chase provides the Portfolio with custodial services pursuant to a custodial agreement. Pursuant to the fund administration agreement and the custody agreement, the Portfolio pays the administrator an aggregate monthly fee, which on an annualized basis equals
 .215% of the first $75 million of the average daily net assets of the Portfolio; plus .135% of the next $75 million of the average daily net assets of the Portfolio; plus .095% of the average daily net assets of the Portfolio in excess of $150 million (with a minimum annual fee of $145,000 plus .015% of average daily net assets). Prior to September 1, 1995, Mutual Funds Service Company and United States Trust Company of New York provided administration and custodial services to the Portfolio under the same terms, conditions and fees as stated above.

D. PURCHASES AND SALES: For the period ended October 31, 1995, the Portfolio made purchases of approximately $64,046,000 and sales of $36,246,000 on investment securities other than long-term U.S. Government Securities and temporary cash investments. There were no purchases and sales of long-term U.S. Government securities.

E. BOARD OF TRUSTEES: Trustees, other than those who are officers or affiliates of the Adviser, receive an annual fee plus a meeting fee for each meeting attended and are reimbursed for expenses incurred in attending Board Meetings.

F. OTHER: During the period ended October 31, 1995, the Portfolio incurred approximately $3,300 in brokerage commission fees paid to San Jacinto Securities, Inc., an affiliated broker/dealer of the Portfolio.

At October 31, 1995, 26.7% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding.